RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				3 Months Ended	6 Months Ended
	Jan. 15, 2021	Jan. 12, 2021	Dec. 17, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 17, 2021	Dec. 31, 2020	Oct. 22, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party					$ 141,388
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note						$ 500,000		$ 300,000
Outstanding balance of related party note		$ 141,000		$ 200,000	200,000		$ 115,000
Repayment of promissory note - related party	$ 115,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		10,000
Expenses incurred and paid				30,000	50,000
Accrued administrative fees				$ 30,000	$ 30,000
Related Party Loans
Related Party Transaction [Line Items]
Outstanding balance of related party note			$ 200,000
Expenses incurred and paid			$ 500,000
Loan conversion agreement warrant		$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Outstanding balance of related party note							$ 0
Price of warrant		$ 1.50